EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

27. EMPLOYEE BENEFIT PLAN

        Full time PRC employees of the Group are eligible to participate in a government-mandated defined contribution plan under which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee's salary. Total provisions for employee benefits were $873,744, $1,483,281 and $2,451,277 for the years ended December 31, 2011, 2012 and 2013, respectively, which were reported as a component of general and administrative expenses when incurred.